Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ 4,166	$ 46,198	$ 50,364
UNITED STATES
Total	4,166	46,198	50,364
UNITED STATES | U. S. Federal Government [Member]
Total	$ 4,166	$ 46,198	$ 50,364